Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables And Prepayments Net [Abstract]
Schedule of other receivables and prepayments
	2017	2016
Rental deposits	$33,178	$14,442
Prepaid expenses	129,286	-
Advances to employees	-	343
Others	-	75,297
Other receivables	162,464	90,082
Less: allowance for doubtful accounts	(34,041)	(562)
Other receivables, net	$128,423	$89,520